Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (2)(3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income (in millions)
2025	$2,480,274	$1,493,297	$1,657,452	$1,058,348	$22.68	$(25.3)
2024	$2,690,833	$1,336,815	$1,922,673	$893,038	$40.60	$(50.2)

Named Executive Officers, Footnote	The PEO reflected in these columns for 2024 and 2025 is Dakota Semler. The non-PEO NEOs reflected in these columns are, (i) for 2025: Giordano Sordoni and Liana Pogosyan; and (ii) for 2024: Giordano Sordoni and Christen Romero.
PEO Total Compensation Amount	$ 2,480,274	$ 2,690,833
PEO Actually Paid Compensation Amount	$ 1,493,297	1,336,815
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table (“SCT”) for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K, as follows.
PEO SCT Total to CAP Reconciliation:

Fiscal Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)				CAP
			Fair Value of Current Year Equity Awards for Covered Fiscal Year	Change in Value of Prior Years’ Awards Unvested for Covered Fiscal Year	Vesting Date Fair Value of Awards vesting in Year Granted	Change in Value of Prior Years’ Awards that Vested in Covered Fiscal Year
2025	$2,480,274	$1,938,474	$1,169,546	$(218,149)	n/a	$101	$1,493,297
2024	$2,690,833	$2,103,950	$976,212	$(303,246)	$105,870	$(28,903)	$1,336,815

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Fiscal Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)				CAP
			Fair Value of Current Year Equity Awards for Covered Fiscal Year	Change in Value of Prior Years’ Awards Unvested for Covered Fiscal Year	Vesting Date Fair Value of Awards vesting in Year Granted	Change in Value of Prior Years’ Awards that Vested in Covered Fiscal Year
2025	$1,657,452	$1,201,011	$724,610	$(121,790)	n/a	$(912)	$1,058,348
2024	$1,922,673	$1,507,374	$694,079	$(248,530)	$60,934	$(28,744)	$893,038
(i)    Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for 2025 contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 30, 2026, and Amendment No. 1 thereto filed with the SEC on April 21, 2026. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a pension plan and therefore a deduction from SCT related to pension value is not needed.
(ii)    Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for 2025 contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 30, 2026, and Amendment No. 1 thereto filed with the SEC on April 21, 2026. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 1,657,452	1,922,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,058,348	893,038
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table (“SCT”) for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K, as follows.
PEO SCT Total to CAP Reconciliation:

Fiscal Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)				CAP
			Fair Value of Current Year Equity Awards for Covered Fiscal Year	Change in Value of Prior Years’ Awards Unvested for Covered Fiscal Year	Vesting Date Fair Value of Awards vesting in Year Granted	Change in Value of Prior Years’ Awards that Vested in Covered Fiscal Year
2025	$2,480,274	$1,938,474	$1,169,546	$(218,149)	n/a	$101	$1,493,297
2024	$2,690,833	$2,103,950	$976,212	$(303,246)	$105,870	$(28,903)	$1,336,815

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Fiscal Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)				CAP
			Fair Value of Current Year Equity Awards for Covered Fiscal Year	Change in Value of Prior Years’ Awards Unvested for Covered Fiscal Year	Vesting Date Fair Value of Awards vesting in Year Granted	Change in Value of Prior Years’ Awards that Vested in Covered Fiscal Year
2025	$1,657,452	$1,201,011	$724,610	$(121,790)	n/a	$(912)	$1,058,348
2024	$1,922,673	$1,507,374	$694,079	$(248,530)	$60,934	$(28,744)	$893,038
(i)    Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for 2025 contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 30, 2026, and Amendment No. 1 thereto filed with the SEC on April 21, 2026. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a pension plan and therefore a deduction from SCT related to pension value is not needed.
(ii)    Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for 2025 contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 30, 2026, and Amendment No. 1 thereto filed with the SEC on April 21, 2026. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

Total Shareholder Return Amount	$ 22.68	40.60
Net Income (Loss)	$ (25.3)	(50.2)
PEO Name	Dakota Semler
Additional 402(v) Disclosure	Represents cumulative total return to holders of our common stock, from December 29, 2023 (the last trading day before 2024) through December 31, 2025, calculated from the market close on the last trading day before Fiscal 2024 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return assumes that $100 was invested in our common stock on December 29, 2023 through December 31, 2025, including reinvestment of any dividends.
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,201,011)	(1,507,374)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	724,610	694,079
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,790)	(248,530)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,934
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(912)	(28,744)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,938,474)	(2,103,950)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,169,546	976,212
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,149)	(303,246)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 101	(28,903)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 105,870